ACQUISITIONS (Schedule of Pro Forma Information) (Details) (Perion Network Ltd [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Revenues	$ 412,656
Net income from continuing operations	68,995
Net loss from discontinued operations	$ (33,795)
Net income from continuing operations per ordinary share: Basic	$ 1.04
Net income from continuing operations per ordinary share: Diluted	$ 1.00
Net income from discontinued operations per ordinary share: Basic	$ (0.51)
Net income from discontinued operations per ordinary share: Diluted	$ (0.49)